Cost of sales, without considering depreciation and amortization - Cost of services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cost of sales [Line Items]
Cost of sales of services, without considering depreciation and amortization	$ 3,378	$ 4,318	$ 12,954
cost of services [Member]
Disclosure of cost of sales [Line Items]
Disbursement of salaries	1,231	2,128	7,398
Consumption of materials and supplies	497	675	1,026
Maintenance and repair	186	543	946
Services provided by third parties	331	382	1,782
Electricity and water	589	249	586
Insurances	163	86	246
Transport	148	50	98
Short-term and low-value lease	89	92	423
Other production expenses	144	113	449
Cost of sales of services, without considering depreciation and amortization	$ 3,378	$ 4,318	$ 12,954